Significant Transactions	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Significant Transactions
Significant Transactions

INDEPENDENCE CONTRIBUTION

On June 22, 2018, SFC entered into a Contribution Agreement with SFI, a wholly-owned subsidiary of OMH. Pursuant to the Contribution Agreement, Independence was contributed by SFI to SFC.

The Company has retrospectively recast the financial results for all periods to include Independence as required for transactions between entities under common control. The following table presents the Company’s previously reported Consolidated Balance Sheet as of December 31, 2017 and 2016 retrospectively recast for the contribution of Independence:

(dollars in millions, except par value amount)	2017
	As Reported SFC	Independence	Adjustments	Consolidated SFC
Assets
Cash and cash equivalents	$244	$714	$—	$958
Investment securities	536	1,172	(11)	1,697
Net finance receivables:
Personal loans	5,308	9,467	—	14,775
Real estate loans	128	—	—	128
Retail sales finance	6	—	—	6
Net finance receivables	5,442	9,467	—	14,909
Unearned insurance premium and claim reserves	(108)	(482)	—	(590)
Allowance for finance receivable losses	(240)	(452)	—	(692)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	5,094	8,533	—	13,627
Finance receivables held for sale	132	—	—	132
Notes receivable from parent and affiliates	4,488	—	(4,097)	391
Restricted cash and restricted cash equivalents	169	329	—	498
Goodwill	—	1,422	—	1,422
Other intangible assets	15	424	—	439
Other assets	146	402	(67)	481
Total assets	$10,824	$12,996	$(4,175)	$19,645

Liabilities and Shareholder’s Equity
Long-term debt	$7,865	$7,195	$(10)	15,050
Note payable to parent and affiliates	—	4,097	(4,097)	—
Insurance claims and policyholder liabilities	261	476	—	737
Deferred and accrued taxes	78	3	(35)	46
Other liabilities	214	229	(33)	410
Total liabilities	8,418	12,000	(4,175)	16,243
Commitments and contingent liabilities (Note 20)

Shareholder’s equity:
Common stock	5	—	—	5
Additional paid-in capital	799	1,110	—	1,909
Accumulated other comprehensive income (loss)	—	6	—	6
Retained earnings	1,602	(120)	—	1,482
Total shareholder’s equity	2,406	996	—	3,402
Total liabilities and shareholder’s equity	$10,824	$12,996	$(4,175)	$19,645

(dollars in millions, except par value amount)	2016
	As Reported SFC	Independence	Adjustments	Consolidated SFC
Assets
Cash and cash equivalents	$240	$313	$—	$553
Investment securities	582	1,188	(6)	1,764
Net finance receivables:
Personal loans	4,804	8,727	—	13,531
Real estate loans	144	—	—	144
Retail sales finance	11	—	—	11
Net finance receivables	4,959	8,727	—	13,686
Unearned insurance premium and claim reserves	(212)	(374)	—	(586)
Allowance for finance receivable losses	(204)	(482)	—	(686)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	4,543	7,871	—	12,414
Finance receivables held for sale	153	—	—	153
Notes receivable from parent and affiliates	3,723	—	(3,438)	285
Restricted cash and restricted cash equivalents	227	341	—	568
Goodwill	—	1,422	—	1,422
Other intangible assets	15	476	—	491
Other assets	236	552	(98)	690
Total assets	$9,719	$12,163	$(3,542)	$18,340

Liabilities and Shareholder’s Equity
Long-term debt	$6,837	$7,127	$(5)	13,959
Note payable to parent and affiliates	—	3,438	(3,438)	—
Insurance claims and policyholder liabilities	248	509	—	757
Deferred and accrued taxes	106	—	(95)	11
Other liabilities	185	159	(4)	340
Total liabilities	7,376	11,233	(3,542)	15,067
Commitments and contingent liabilities (Note 20)

Shareholder’s equity:
Common stock	5	—	—	5
Additional paid-in capital	799	1,107	—	1,906
Accumulated other comprehensive income (loss)	(7)	1	—	(6)
Retained earnings	1,546	(178)	—	1,368
Total shareholder’s equity	2,343	930	—	3,273
Total liabilities and shareholder’s equity	$9,719	$12,163	$(3,542)	$18,340

The following table presents the Company’s previously reported Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015 retrospectively recast for the contribution of Independence:

(dollars in millions)	2017
	As Reported			Consolidated
Year to Date	SFC	Independence	Adjustments	SFC

Interest income:
Finance charges	$1,228	$1,946	$—	$3,174
Finance receivables held for sale originated as held for investment	13	—	—	13
Total interest income	1,241	1,946	—	3,187

Interest expense	517	531	(232)	816

Net interest income	724	1,415	232	2,371

Provision for finance receivable losses	324	623	—	947

Net interest income after provision for finance receivable losses	400	792	232	1,424

Other revenues:
Insurance	140	280	—	420
Investment	28	45	—	73
Interest income on notes receivable from parent and affiliates	255	—	(232)	23
Net loss on repurchases and repayments of debt	(28)	(1)	—	(29)
Other	12	69	(28)	53
Total other revenues	407	393	(260)	540

Other expenses:
Operating expenses:
Salaries and benefits	307	442	(20)	729
Acquisition-related transaction and integration expenses	—	—	69	69
Other operating expenses	251	413	(77)	587
Insurance policy benefits and claims	56	128	—	184
Total other expenses	614	983	(28)	1,569

Income before income tax expense	193	202	—	395

Income tax expense	99	144	—	243

Net income	94	58	—	152

Net income attributable to non-controlling interests	—	—	—	—

Net income attributable to Springleaf Finance Corporation	$94	$58	$—	$152

(dollars in millions)	2016
	As Reported			Consolidated
Year to Date	SFC	Independence	Adjustments	SFC

Interest income:
Finance charges	$1,276	$1,746	$—	$3,022
Finance receivables held for sale originated as held for investment	74	—	—	74
Total interest income	1,350	1,746	—	3,096

Interest expense	556	502	(202)	856

Net interest income	794	1,244	202	2,240

Provision for finance receivable losses	329	600	—	929

Net interest income after provision for finance receivable losses	465	644	202	1,311

Other revenues:
Insurance	160	289	—	449
Investment	31	55	—	86
Interest income on notes receivable from parent and affiliates	214	7	(202)	19
Net loss on repurchases and repayments of debt	(17)	—	—	(17)
Net gain on sale of SpringCastle interests	167	—	—	167
Net gain on sales of personal and real estate loans and related trust assets	18	—	—	18
Other	1	31	—	32
Total other revenues	574	382	(202)	754

Other expenses:
Operating expenses:
Salaries and benefits	347	427	(51)	723
Acquisition-related transaction and integration expenses	—	—	108	108
Other operating expenses	291	436	(57)	670
Insurance policy benefits and claims	55	112	—	167
Total other expenses	693	975	—	1,668

Income before income tax expense	346	51	—	397

Income tax expense	113	14	—	127

Net income	233	37	—	270

Net income attributable to non-controlling interests	28	—	—	28

Net income attributable to Springleaf Finance Corporation	$205	$37	$—	$242

(dollars in millions)	2015
	As Reported			Consolidated
Year to Date	SFC	Independence	Adjustments	SFC

Interest income:
Finance charges	$1,597	$253	$—	$1,850
Finance receivables held for sale originated as held for investment	60	—	—	60
Total interest income	1,657	253	—	1,910

Interest expense	667	75	(27)	715

Net interest income	990	178	27	1,195

Provision for finance receivable losses	339	372	—	711

Net interest income after provision for finance receivable losses	651	(194)	27	484

Other revenues:
Insurance	158	53	—	211
Investment	49	1	—	50
Interest income on notes receivable from parent and affiliates	42	—	(27)	15
Other	(6)	5	—	(1)
Total other revenues	243	59	(27)	275

Other expenses:
Operating expenses:
Salaries and benefits	364	73	(11)	426
Acquisition-related transaction and integration expenses	—	—	62	62
Other operating expenses	299	123	(51)	371
Insurance policy benefits and claims	72	24	—	96
Total other expenses	735	220	—	955

Income before income tax expense (benefit)	159	(355)	—	(196)

Income tax expense (benefit)	18	(140)	—	(122)

Net income (loss)	141	(215)	—	(74)

Net income attributable to non-controlling interests	127	—	—	127

Net income (loss) attributable to Springleaf Finance Corporation	$14	$(215)	$—	$(201)

The following table presents the Company’s previously reported Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015 retrospectively recast for the contribution of Independence:

	2017
(dollars in millions)	As Reported SFC	Independence	Adjustments	Consolidated SFC

Cash flows from operating activities
Net income	$94	$58	$—	$152
Reconciling adjustments:
Provision for finance receivable losses	324	623	—	947
Depreciation and amortization	143	174	—	317
Deferred income tax benefit	(82)	125	—	43
Net loss on repurchases and repayments of debt	28	1	—	29
Share-based compensation expense, net of forfeitures	—	5	—	5
Other	1	(6)	—	(5)
Cash flows due to changes in:
Other assets and other liabilities	107	68	—	175
Insurance claims and policyholder liabilities	(92)	70	—	(22)
Taxes receivable and payable	13	30	—	43
Accrued interest and finance charges	(95)	54	4	(37)
Other, net	(3)	3	—	—
Net cash provided by operating activities	438	1,205	4	1,647

Cash flows from investing activities
Net principal originations of finance receivables held for investment and held for sale	(783)	(1,484)	—	(2,267)
Cash advances on intercompany notes receivable	(1,837)	—	1,482	(355)
Proceeds from repayments of principal and assignment of intercompany notes receivable	1,154	—	(905)	249
Available-for-sale securities purchased	(245)	(431)	5	(671)
Available-for-sale securities called, sold, and matured	301	438	—	739
Trading and other securities called, sold, and matured	1	17	—	18
Proceeds from sale of real estate owned	4	—	—	4
Other, net	12	(9)	—	3
Net cash provided by (used for) financing activities	(1,393)	(1,469)	582	(2,280)

Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	3,456	1,971	—	5,427
Repayments of long-term debt	(2,544)	(1,898)	(5)	(4,447)
Proceeds from intercompany note payable	—	1,486	(1,486)	—
Payments on intercompany note payable	—	(905)	905	—
Withholding tax on vested RSUs and PRSUs	(1)	(1)	—	(2)
Cash dividend of SFMC	(10)	—	—	(10)
Net cash provided by (used for) financing activities	901	653	(586)	968

Consolidated Statements of Cash Flows (Continued)	2017
(dollars in millions)	As Reported SFC	Independence	Adjustments	Consolidated SFC

Net change in cash and cash equivalents and restricted cash and restricted cash equivalents	(54)	389	—	335
Cash and cash equivalents and restricted cash and restricted cash equivalents at beginning of period	467	654	—	$1,121
Cash and cash equivalents and restricted cash and restricted cash equivalents at end of period	$413	$1,043	$—	$1,456

Supplemental cash flow information
Cash and cash equivalents	$244	$714	$—	$958
Restricted cash and restricted cash equivalents	169	329	—	498
Total cash and cash equivalents and restricted cash and restricted cash equivalents	$413	$1,043	$—	$1,456

Interest paid	$(436)	$(310)	$—	$(746)
Income taxes received (paid)	(71)	(83)	—	(154)

Supplemental non-cash activities
Transfer of finance receivables to real estate owned	$9	$—	$—	$9
Net unsettled investment security purchases	—	1	—	$1
Non-cash dividend of SFMC	(28)	—	—	(28)

Restricted cash and restricted cash equivalents primarily represent funds required to be used for future debt payments relating to our securitization transactions and escrow deposits.

	2016
(dollars in millions)	As Reported SFC	Independence	Adjustments	Consolidated SFC

Cash flows from operating activities
Net income	$233	$37	$—	$270
Reconciling adjustments:
Provision for finance receivable losses	329	600	—	929
Depreciation and amortization	144	366	—	510
Deferred income tax benefit	(83)	(22)	—	(105)
Net gain on liquidation of United Kingdom subsidiary	(4)	—	—	(4)
Net gain on sales of personal and real estate loans and related trust assets	(18)	—	—	(18)
Net loss on repurchases and repayments of debt	17	—	—	17
Share-based compensation expense, net of forfeitures	1	7	—	8
Net gain on sale of SpringCastle interests	(167)	—	—	(167)
Other	6	(15)	—	(9)
Cash flows due to changes in:
Other assets and other liabilities	(37)	(152)	—	(189)
Insurance claims and policyholder liabilities	(19)	(45)	—	(64)
Taxes receivable and payable	56	(94)	—	(38)
Accrued interest and finance charges	14	1	—	15
Other, net	3	—	—	3
Net cash provided by operating activities	475	683	—	1,158

Cash flows from investing activities
Net principal originations of finance receivables held for investment and held for sale	(557)	(598)	—	(1,155)
Proceeds on sales of finance receivables held for sale originated as held for investment	930	—	—	930
Proceeds from sale of SpringCastle interests, net of restricted cash released	26	—	—	26
Cash advances on intercompany notes receivable	(1,042)	(670)	1,415	(297)
Proceeds from repayments of principal and assignment of intercompany notes receivable	1,023	670	(1,292)	401
Cash received from CitiFinancial Credit Company	—	23	—	23
Available-for-sale securities purchased	(353)	(399)	6	(746)
Trading and other securities purchased	(10)	(7)	—	(17)
Available-for-sale securities called, sold, and matured	380	457	—	837
Trading and other securities called, sold, and matured	20	43	—	63
Proceeds from sale of real estate owned	8	—	—	8
Other, net	26	(36)	—	(10)
Net cash provided by (used for) investing activities	451	(517)	129	63

Consolidated Statements of Cash Flows (Continued)	2016
(dollars in millions)	As Reported SFC	Independence	Adjustments	Consolidated SFC

Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	3,854	2,806	—	6,660
Proceeds from intercompany note payable	670	1,415	(2,085)	—
Repayments of long-term debt	(4,920)	(3,394)	(6)	(8,320)
Distributions to joint venture partners	(18)	—	—	(18)
Payments on note payable to affiliate	(670)	(1,292)	1,962	—
Withholding tax on vested RSUs and PRSUs	(1)	—	—	(1)
Capital contributions from parent	10	—	—	10
Net cash provided by (used for) financing activities	(1,075)	(465)	(129)	(1,669)

Net change in cash and cash equivalents and restricted cash and restricted cash equivalents	(149)	(299)	—	(448)
Cash and cash equivalents and restricted cash and restricted cash equivalents at beginning of period	616	953	—	1,569
Cash and cash equivalents and restricted cash and restricted cash equivalents at end of period	$467	$654	$—	$1,121

Supplemental cash flow information
Cash and cash equivalents	$240	$313	$—	$553
Restricted cash and restricted cash equivalents	227	341	—	568
Total cash and cash equivalents and restricted cash and restricted cash equivalents	$467	$654	$—	$1,121

Interest paid	$(451)	$(314)	$—	$(765)
Income taxes received (paid)	(140)	(129)	—	(269)

Supplemental non-cash activities
Transfer of finance receivables held for investment to finance receivables held for sale (prior to deducting allowance for finance receivable losses)	$1,945	$—	$—	$1,945
Increase in finance receivables held for investment financed with intercompany payable	89	—	—	89
Transfer of finance receivables to real estate owned	8	—	—	8
Net unsettled investment security purchases	—	1	—	1

Restricted cash and restricted cash equivalents primarily represent funds required to be used for future debt payments relating to our securitization transactions and escrow deposits.

	2015
(dollars in millions)	As Reported SFC	Independence	Adjustments	Consolidated SFC

Cash flows from operating activities
Net income (loss)	$141	$(215)	$—	$(74)
Reconciling adjustments:
Provision for finance receivable losses	339	372	—	711
Depreciation and amortization	92	101	—	193
Deferred income tax benefit	(50)	(158)	—	(208)
Non-cash incentive compensation from Initial Stockholder	15	—	—	15
Share-based compensation expense, net of forfeitures	2	—	—	2
Other	(3)	5	—	2
Cash flows due to changes in:
Other assets and other liabilities	(48)	49	—	1
Insurance claims and policyholder liabilities	34	(7)	—	27
Taxes receivable and payable	111	20	—	131
Accrued interest and finance charges	(23)	(11)	—	(34)
Other, net	(2)	—	—	(2)
Net cash provided by operating activities	608	156	—	764

Cash flows from investing activities
Net principal originations of finance receivables held for investment and held for sale	(799)	(176)	—	(975)
Proceeds on sales of finance receivables held for sale originated as held for investment	78	—	—	78
Purchase of OneMain Financial Holdings, LLC, net of cash and restricted cash acquired	—	(3,520)	—	(3,520)
Cash advances on intercompany notes receivable	(3,720)	—	3,393	(327)
Proceeds from repayments of principal and assignment of intercompany notes receivable	189	—	—	189
Available-for-sale securities purchased	(476)	(49)	—	(525)
Trading and other securities purchased	(1,474)	—	—	(1,474)
Available-for-sale securities called, sold, and matured	470	51	—	521
Trading and other securities called, sold, and matured	3,779	—	—	3,779
Proceeds from sale of real estate owned	14	—	—	14
Other, net	(12)	(2)	—	(14)
Net cash (used for) financing activities	(1,951)	(3,696)	3,393	(2,254)

Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	3,028	—	—	3,028
Repayments of long-term debt	(1,960)	—	—	(1,960)
Proceeds from intercompany note payable	—	3,393	(3,393)	—
Distributions to joint venture partners	(77)	—	—	(77)
Excess tax benefit from share-based compensation	1	—	—	1
Capital contribution	—	1,100	—	1,100
Net cash provided by financing activities	992	4,493	(3,393)	2,092

Consolidated Statements of Cash Flows (Continued)	2015
(dollars in millions)	As Reported SFC	Independence	Adjustments	Consolidated SFC

Net change in cash and cash equivalents and restricted cash and restricted cash equivalents	(351)	953	—	602
Cash and cash equivalents and restricted cash and restricted cash equivalents at beginning of period	967	—	—	967
Cash and cash equivalents and restricted cash and restricted cash equivalents at end of period	$616	$953	$—	$1,569

Supplemental cash flow information
Cash and cash equivalents	$321	$572	$—	$893
Restricted cash and restricted cash equivalents	295	381	—	676
Total cash and cash equivalents and restricted cash and restricted cash equivalents	$616	$953	$—	$1,569

Interest paid	$(511)	$(83)	$—	$(594)
Income taxes received (paid)	45	(2)	—	43

Supplemental non-cash activities
Transfer of finance receivables held for investment to finance receivables held for sale (prior to deducting allowance for finance receivable losses)	$617	$—	$—	$617
Transfer of finance receivables to real estate owned	11	—	—	11

Restricted cash and restricted cash equivalents primarily represent funds required to be used for future debt payments relating to our securitization transactions and escrow deposits.

ONEMAIN ACQUISITION

On November 15, 2015, Independence completed its acquisition of OMFH from Citigroup for approximately $4.5 billion in cash (the “OneMain Acquisition”). OMFH is a leading consumer finance company in the United States, providing personal loans to primarily middle income households through a national, community based network. The results of OMFH are included in our consolidated results from November 1, 2015, pursuant to our contractual agreements with Citigroup.

We allocated the purchase price to the net tangible and intangible assets acquired and liabilities assumed, based on their respective estimated fair values as of October 31, 2015. Given the timing of this transaction and complexity of the purchase accounting, our estimate of the fair value adjustment specific to the acquired loans and intangible assets was preliminary, and our determination of the final tax positions with Citigroup was also preliminary. During 2016, we finalized the accounting for these matters as shown in the table below.
The excess of the purchase price over the fair values, which we recorded as goodwill, was determined as follows:

(dollars in millions)	As Reported	Adjustments*		As Adjusted
Cash consideration	$4,478	$(23)	(a)	$4,455
Fair value of assets acquired:
Cash and cash equivalents	958	—		958
Investment securities	1,294	—		1,294
Personal loans	8,801	(6)	(b)	8,795
Intangibles	555	3	(c)	558
Other assets	247	(3)	(d)	244
Fair value of liabilities assumed:
Long-term debt	(7,725)	—		(7,725)
Unearned premium, insurance policy and claims reserves	(936)	—		(936)
Other liabilities	(156)	1	(e)	(155)
Goodwill	$1,440			$1,422

*
During 2016, we recorded the following adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill as new information, which existed as of the acquisition date, became available:

(a)	Represents a subsequent cash payment from Citigroup as a result of reaching final agreement on certain purchase accounting adjustments.

(b)
Represents the net impact of an increase to the discount of purchased credit impaired finance receivables of $64 million and an increase to the premium on finance receivables purchased as performing receivables of $58 million as a result of revisions to the receivables valuation during the measurement period.

(c)	Represents an increase in acquired intangibles related to customer loan applications in process at the acquisition date.

(d)	Represents a decrease in valuation of acquired software asset.

(e)	Represents the settlement of a payable to Citigroup during the measurement period.

Of the adjusted $8.8 billion of acquired personal loans included in the table above, $8.1 billion relates to finance receivables determined not to be credit impaired at acquisition. Contractually required principal and interest of these non-credit impaired personal loans was $11.6 billion at the date of acquisition, of which $2.2 billion is not expected to be collected, primarily due to forgone interest as a result of prepayments and defaults.

The goodwill recognized from the OneMain Acquisition is reported in our Consumer and Insurance segment. We did not record any impairments to goodwill during 2017 and 2016. See Note 9 for the reconciliations of the carrying amounts of goodwill at the beginning and end of 2017 and 2016.

As of December 31, 2017, we had incurred approximately $239 million of acquisition-related transaction and integration expenses ($69 million incurred during 2017) in connection with the OneMain Acquisition and the Lendmark Sale, which we report as a component of operating expenses. These expenses primarily include transaction costs, technology termination and certain compensation and benefit related costs.

In connection with the closing of the OneMain Acquisition, on November 13, 2015, OMH and certain subsidiaries of SFC entered into an Asset Preservation Stipulation and Order and agreed to a Proposed Final Judgment (collectively, the “Settlement Agreement”) with the U.S. Department of Justice (the “DOJ”), as well as the state attorneys general for Colorado, Idaho, Pennsylvania, Texas, Virginia, Washington and West Virginia. The Settlement Agreement resolved the inquiries of the DOJ and such attorneys general with respect to the OneMain Acquisition and allowed OMH to proceed with the closing. Pursuant to the Settlement Agreement, OMH agreed to divest 127 branches of SFC subsidiaries across 11 states as a condition for approval of the OneMain Acquisition. The Settlement Agreement required certain of OMH’s subsidiaries (the “Branch Sellers”) to operate these 127 branches as an ongoing, economically viable and competitive business until sold to the divestiture purchaser. The court overseeing the settlement appointed a third-party monitor to oversee management of the divestiture branches and ensure the Company’s compliance with the terms of the Settlement Agreement. The sale contemplated under the terms of the Settlement Agreement was consummated through the Lendmark Sale described below.

LENDMARK SALE

On November 12, 2015, OMH and the Branch Sellers entered into a purchase and sale agreement with Lendmark Financial Services, LLC (“Lendmark”) to sell 127 Springleaf branches and, subject to certain exclusions, the associated personal loans issued to customers of such branches, fixed non-information technology assets and certain other tangible personal property located in such branches to Lendmark (the “Lendmark Sale”) for a purchase price equal to the sum of (i) the aggregate unpaid balance as of closing of the purchased loans multiplied by 103%, plus (ii) for each interest-bearing purchased loan, an amount equal to all unpaid interest that had accrued on the unpaid balance at the applicable note rate from the most recent interest payment date through the closing, plus (iii) the sum of all prepaid charges and fees and security deposits of the Branch Sellers to the extent arising under the purchased contracts as reflected on the books and records of the Branch Sellers as of closing, subject to certain limitations if the purchase price would exceed $695 million and Lendmark would be unable to obtain financing on certain specified terms. In anticipation of the sale of these branches, we transferred $608 million of personal loans from held for investment to held for sale on September 30, 2015.

Pursuant to the Settlement Agreement, we were required to dispose of the branches to be sold in connection with the Lendmark Sale within 120 days following November 13, 2015, subject to such extensions as the DOJ may approve. As we did not believe we would be able to consummate the Lendmark Sale prior to April 1, 2016, we requested two extensions of the closing deadline set forth in the Settlement Agreement. The DOJ granted our requests through May 13, 2016.

On May 2, 2016, we completed the Lendmark Sale for an aggregate cash purchase price of $624 million. Such sale was effective as of April 30, 2016 and included the sale to Lendmark of personal loans with an unpaid principal balance (“UPB”) as of March 31, 2016 of $600 million. OMH entered into a transition services agreement with Lendmark dated as of May 2, 2016 (the “Transition Services Agreement”), and OMH’s and our activities remained subject to the oversight of the Monitoring Trustee appointed by the court pursuant to the Settlement Agreement until the expiration of the Transition Services Agreement. The Transition Services Agreement expired on May 1, 2017.

SPRINGCASTLE INTERESTS SALE

On March 31, 2016, SFI, SpringCastle Holdings, LLC (“SpringCastle Holdings”) and Springleaf Acquisition Corporation (“Springleaf Acquisition” and, together with SpringCastle Holdings, the “SpringCastle Sellers”), wholly owned subsidiaries of OMH, entered into a purchase agreement with certain subsidiaries of New Residential Investment Corp. (“NRZ” and such subsidiaries, the “NRZ Buyers”) and BTO Willow Holdings II, L.P. and Blackstone Family Tactical Opportunities Investment Partnership—NQ—ESC L.P. (collectively, the “Blackstone Buyers” and together with the NRZ Buyers, the “SpringCastle Buyers”). Pursuant to the purchase agreement, on March 31, 2016, SpringCastle Holdings sold its 47% limited liability company interest in each of SpringCastle America, LLC, SpringCastle Credit, LLC and SpringCastle Finance, LLC, and Springleaf Acquisition sold its 47% limited liability company interest in SpringCastle Acquisition LLC, to the SpringCastle Buyers for an aggregate purchase price of approximately $112 million (the “SpringCastle Interests Sale”). SpringCastle America, LLC, SpringCastle Credit, LLC, SpringCastle Finance, LLC and SpringCastle Acquisition LLC are collectively referred to herein as the “SpringCastle Joint Venture.”

In connection with the SpringCastle Interests Sale, the SpringCastle Buyers paid $101 million of the aggregate purchase price to the SpringCastle Sellers on March 31, 2016, with the remaining $11 million paid into an escrow account on July 29, 2016. Such escrowed funds are expected to be held in escrow for a period of up to five years following March 31, 2016, and, subject to the terms of the purchase agreement and assuming certain portfolio performance requirements are satisfied, paid to the SpringCastle Sellers at the end of such five-year period. In connection with the SpringCastle Interests Sale, we recorded a net gain in other revenues at the time of sale of $167 million.

As a result of this sale, SpringCastle Acquisition and SpringCastle Holdings no longer hold any ownership interests of the SpringCastle Joint Venture. However, unless SFI is terminated, SFI will remain as servicer of the SpringCastle Portfolio under the servicing agreement for the SpringCastle Funding Trust. In addition, we deconsolidated the underlying loans of the SpringCastle Portfolio and previously issued securitized interests, which were reported in long-term debt, as we no longer were considered the primary beneficiary.

Prior to the SpringCastle Interests Sale, affiliates of the NRZ Buyers owned a 30% limited liability company interest in the SpringCastle Joint Venture, and affiliates of the Blackstone Buyers owned a 23% limited liability company interest in the SpringCastle Joint Venture (together, the “Other Members”). The Other Members are parties to the purchase agreement for purposes of certain limited indemnification obligations and post-closing expense reimbursement obligations of the SpringCastle Joint Venture to the SpringCastle Sellers.

The NRZ Buyers are subsidiaries of NRZ, which is externally managed by an affiliate of Fortress. The Initial Stockholder, which owned approximately 58% of OMH’s common stock as of March 31, 2016, the date of sale, was owned primarily by a private equity fund managed by an affiliate of Fortress. Wesley Edens, Chairman of the Board of Directors of OMH, also serves as Chairman of the Board of Directors of NRZ. Mr. Edens is also a principal of Fortress and serves as Co-Chairman of the Board of Directors of Fortress. Douglas Jacobs, a member of the Board of Directors of OMH, also serves as a member of NRZ’s Board of Directors and Fortress’ Board of Directors.

The purchase agreement included customary representations, warranties, covenants and indemnities. We did not record a sales recourse obligation related to the SpringCastle Interests Sale.

REAL ESTATE LOAN SALES

August 2016 Real Estate Loan Sale

On August 3, 2016, SFC and certain of its subsidiaries sold a portfolio of second lien mortgage loans for aggregate cash proceeds of $246 million (the “August 2016 Real Estate Loan Sale”). In connection with this sale, we recorded a net loss in other revenues at the time of sale of $4 million. Unless we are terminated or we resign as servicer, we will continue to service the loans included in this sale pursuant to a servicing agreement. The purchase and sale agreement and the servicing agreement include customary representations and warranties and indemnification provisions.

December 2016 Real Estate Loan Sale

On December 19, 2016, SFC and certain of its subsidiaries sold a portfolio of first and second lien mortgage loans for aggregate cash proceeds of $58 million (the “December 2016 Real Estate Loan Sale”). In connection with this sale, we recorded a net loss in other revenues at the time of sale of less than $1 million.

SFC’s MEDIUM-TERM NOTE ISSUANCES

8.25% Senior Notes Due 2020

On April 11, 2016, SFC issued $1.0 billion aggregate principal amount of 8.25% Senior Notes due 2020 (the “8.25% SFC Notes”) under an Indenture dated as of December 3, 2014 (the “SFC Base Indenture”), as supplemented by a First Supplemental Indenture, dated as of December 3, 2014 (the “SFC First Supplemental Indenture”) and a Second Supplemental Indenture, dated as of April 11, 2016 (the “SFC Second Supplemental Indenture”), pursuant to which OMH provided a guarantee of the notes on an unsecured basis.

6.125% Senior Notes Due 2022

On May 15, 2017, SFC issued $500 million aggregate principal amount of 6.125% Senior Notes due 2022 (the “2022 SFC Notes”) under the SFC Base Indenture, as supplemented by a Third Supplemental Indenture, dated as of May 15, 2017 (the “SFC Third Supplemental Indenture”), pursuant to which OMH provided a guarantee of the 2022 SFC Notes on an unsecured basis.

On May 30, 2017, SFC issued and sold $500 million aggregate principal amount of additional 2022 SFC Notes (the “Additional SFC Notes”) in an add-on offering. The initial 2022 SFC Notes and the Additional SFC Notes (collectively, the “6.125% SFC Notes”), are treated as a single class of debt securities and have the same terms, other than the issue date and the issue price.

5.625% Senior Notes Due 2023

On December 8, 2017, SFC issued $875 million aggregate principal amount of 5.625% Senior Notes due 2023 (the ‘‘5.625% SFC Notes’’) under the SFC Base Indenture, as supplemented by a Fourth Supplemental Indenture dated as of December 8, 2017 (the “SFC Fourth Supplemental Indenture” and, collectively with the SFC Base Indenture, the SFC First Supplemental Indenture, the SFC Second Supplemental Indenture, and the SFC Third Supplemental Indenture, the “Indenture”), pursuant to which OMH provided a guarantee of the 5.625% SFC Notes on an unsecured basis.

See Note 12 for further information regarding our debt issuances.